Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current tax expense	$ 20.5	$ 10.2	$ 15.1
Change in deferred tax	(2.1)	(0.5)	1.1
Total	$ 18.4	$ 9.7	$ 16.2